AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 92.9%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $4,368,000)	447,028	$4,389,814

Short-Term Investment — 4.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $218,505)	218,505	218,505

TOTAL INVESTMENTS—97.5% (cost $4,586,505)		4,608,319

Other assets in excess of liabilities(z) — 2.5%		118,965

Net Assets — 100.0%		$4,727,284

*	Non-income producing security.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
49	10 Year U.S. Ultra Treasury Notes	Jun. 2023	$5,935,891	$181,527
1	20 Year U.S. Treasury Bonds	Jun. 2023	131,156	4,872
				186,399
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2023	1,032,266	(12,119)
17	5 Year U.S. Treasury Notes	Jun. 2023	1,861,633	(35,798)
14	10 Year U.S. Treasury Notes	Jun. 2023	1,608,906	(46,612)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	423,375	(17,043)
				(111,572)
				$74,827
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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